long-term debt - TELUS International (Cda) Inc. credit facility (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) item	Dec. 31, 2018 CAD ($) item	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)
long-term debt
Maximum aggregate amount of credit facility		$ 2,250		$ 2,250
Long-term debt		14,101		13,660
Undrawn borrowing facilities		1,476		1,110
TELUS International (Cda) Inc. credit facility
long-term debt
Maximum aggregate amount of credit facility	$ 463		$ 469
Outstanding	313		276
Long-term debt		$ 419		$ 339
Undrawn borrowing facilities	$ 150		193
Number of financial ratio tests | item	2	2
Percentage of principal advance to repay	5.00%
TELUS International (Cda) Inc. credit facility | Minimum
long-term debt
Operating cash flow to debt service ratio	1.50	1.50
TELUS International (Cda) Inc. credit facility | Maximum
long-term debt
Net debt to operating cash flow ratio	3.25	3.25
Revolving component
long-term debt
Maximum aggregate amount of credit facility	$ 350		350
Outstanding	200	$ 427	157
Long-term debt		$ (419)
Undrawn borrowing facilities	$ 150		193
Weighted average interest rate	4.22%	4.22%
Term loan component
long-term debt
Maximum aggregate amount of credit facility	$ 120		120
Outstanding	$ 113		$ 119
Term loan component | Fixed interest rate
long-term debt
Fixed interest rate	2.64%	2.64%